SHARE-BASED COMPENSATION - Options activities (Details) - Options - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Number of shares
Outstanding at the beginning of the period (in shares)		2,451,067	2,377,067	1,904,067
Granted (in shares)		50,000	1,053,150	900,000
Exercised (in shares)			(119,792)
Forfeited (in shares)		(50,000)	(123,438)	(100,000)
Cancelled (in shares)	(1,772,584)		(1,901,752)
Expired (in shares)		(74,000)	(143,023)	(253,000)
Outstanding at the end of the period (in shares)		2,377,067	1,142,212	2,451,067
Vested and expected to vest at the end of the period (in shares)			1,142,212
Exercisable at the end of the period (in shares)			36,978
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share)		$ 2.21	$ 2.18	$ 2.61
Granted (in dollars per share)		2.35	0.58	1.71
Exercised (in dollars per share)			1.77
Forfeited (in dollars per share)		1.71	1.71	1.71
Cancelled (in dollars per share)			2.13
Expired (in dollars per share)		3.60	3.89	3.60
Outstanding at the end of the period (in dollars per share)		$ 2.18	0.67	$ 2.21
Vested and expected to vest at the end of the period (in dollars per share)			0.67
Exercisable at the end of the period (in dollars per share)			$ 1.71
Weighted remaining contractual Years
Vested and expected to vest at the end of the period			9 years 8 months 16 days
Exercisable at the end of the period			8 years 18 days